Annual Fund Operating Expenses ((PIMCO All Asset Portfolio - Advisor/M Classes), (PIMCO All Asset Portfolio))	0 Months Ended
	May 02, 2013
Advisor Class
Operating Expenses:
Management Fee	0.425%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.75%	[1]
Total Annual Portfolio Operating Expenses	1.425%	[2],[3]
Fee Waiver and/or Expense Reimbursement	(0.09%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.335%	[5]
Class M
Operating Expenses:
Management Fee	0.425%
Distribution and/or Service (12b-1) Fees	0.45%
Acquired Fund Fees and Expenses	0.75%	[1]
Total Annual Portfolio Operating Expenses	1.625%	[2],[3]
Fee Waiver and/or Expense Reimbursement	(0.09%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.535%	[5]

[1]	Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments as an investment strategy.
[2]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.405% and 1.605% for the Advisor Class and Class M shares, respectively.
[4]	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.315% and 1.515% for the Advisor Class and Class M shares, respectively.